Towle Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	COMMUNICATIONS — 2.6%
116,693	Lyft, Inc. - Class A*	$2,260,343
	CONSUMER, CYCLICAL — 41.0%
93,791	Adient PLC*,1	1,797,973
32,920	Alaska Air Group, Inc.*	1,655,876
10,982	AutoNation, Inc.*	2,267,563
298,317	Bloomin' Brands, Inc.	1,840,616
37,958	BlueLinx Holdings, Inc.*	2,331,760
49,468	BorgWarner, Inc.	2,229,028
119,951	Fox Factory Holding Corp.*	2,052,362
74,596	Gold.com, Inc.	2,539,994
22,325	Hovnanian Enterprises, Inc. - Class A*	2,177,580
20,200	Lear Corp.	2,314,920
218,277	Leggett & Platt, Inc.	2,401,047
46,251	Magna International, Inc.[1]	2,465,178
259,628	Methode Electronics, Inc.	1,723,930
31,956	Sonic Automotive, Inc. - Class A	1,976,798
217,531	Titan International, Inc.*	1,703,268
221,735	Wabash National Corp.	1,918,008
86,597	Zumiez, Inc.*	2,255,852
		35,651,753
	CONSUMER, NON-CYCLICAL — 7.3%
19,114	Bunge Global S.A.[1]	1,702,675
105,534	Healthcare Services Group, Inc.*	2,017,810
77,216	United Natural Foods, Inc.*	2,599,863
		6,320,348
	ENERGY — 16.3%
13,873	Alpha Metallurgical Resources, Inc.*	2,772,935
128,395	Liberty Energy, Inc.	2,370,172
62,229	Par Pacific Holdings, Inc.*	2,186,727
89,096	PBF Energy, Inc. - Class A	2,416,283
71,256	Peabody Energy Corp.	2,116,303
242,658	ProPetro Holding Corp.*	2,307,678
		14,170,098
	FINANCIAL — 13.5%
47,866	Ally Financial, Inc.	2,167,851
260,361	Anywhere Real Estate, Inc.*	3,686,712
145,676	Cushman & Wakefield Ltd.*,1	2,358,494
46,020	Eastern Bankshares, Inc.	848,149
36,666	First Busey Corp.	872,284
13,086	Prosperity Bancshares, Inc.	904,374

Towle Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
14,512	Webster Financial Corp.	$913,385
		11,751,249
	INDUSTRIAL — 18.2%
29,119	ArcBest Corp.	2,160,338
78,207	Clearwater Paper Corp.*	1,360,802
42,898	Fluor Corp.*	1,700,048
126,431	Metallus, Inc.*	2,169,556
16,616	Oshkosh Corp.	2,087,468
90,430	Ryerson Holding Corp.	2,275,219
13,181	Sanmina Corp.*	1,978,073
13,819	TD SYNNEX Corp.	2,076,028
		15,807,532
	Total Common Stocks
	(Cost $74,490,274)	85,961,323

Principal Amount
	SHORT-TERM INVESTMENTS — 1.0%
$872,852	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[2]	872,852
	Total Short-Term Investments
	(Cost $872,852)	872,852
	TOTAL INVESTMENTS — 99.9%
	(Cost $75,363,126)	86,834,175
	Other Assets in Excess of Liabilities — 0.1%	112,474
	TOTAL NET ASSETS — 100.0%	$86,946,649

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.